FINANCIAL RISK MANAGEMENT (Details) - Disclosure of Maturities of Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Subordinated liabilities		£ 12,586
The Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 24,997	23,593
Customer deposits	434,569	396,839
Financial liabilities at fair value through profit or loss	6,831	7,702
Debt securities in issue	59,293	76,431
Subordinated liabilities	9,242	12,586	£ 12,745
Derivative financial instruments	8,228	9,831
Interest expense	3,096	3,878	3,462
The Group | Undated subordinated liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Interest expense	23	28
The Group | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	28,941	24,108
Customer deposits	434,748	402,179
Financial liabilities at fair value through profit or loss	12,038	14,942
Debt securities in issue	64,852	97,989
Other liabilities (lease liabilities)	1,612	1,977
Subordinated liabilities	11,621	17,534
Total non-derivative financial liabilities	553,812	558,729
Derivative financial instruments	6,079	17,315
The Group | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	37,750	56,179
The Group | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	36,960	54,015
The Group | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	790	2,164
The Group | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5,289	15,151
The Group | Up to 1 month | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	7,369	4,099
Customer deposits	413,374	368,331
Financial liabilities at fair value through profit or loss	40	30
Debt securities in issue	5,019	4,174
Other liabilities (lease liabilities)	10	2
Subordinated liabilities	81	245
Total non-derivative financial liabilities	425,893	376,881
Derivative financial instruments	5,211	16,178
The Group | Up to 1 month | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,358	2,492
The Group | Up to 1 month | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,795	968
The Group | Up to 1 month | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	563	1,524
The Group | Up to 1 month | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,648	14,654
The Group | 1-3 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,564	2,302
Customer deposits	9,871	11,440
Financial liabilities at fair value through profit or loss	45	71
Debt securities in issue	5,195	8,186
Other liabilities (lease liabilities)	51	60
Subordinated liabilities	69	1,472
Total non-derivative financial liabilities	16,795	23,531
Derivative financial instruments	513	401
The Group | 1-3 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,818	3,053
The Group | 1-3 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,312	2,636
The Group | 1-3 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	506	417
The Group | 1-3 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	7	(16)
The Group | 3-12 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	72	248
Customer deposits	5,366	11,861
Financial liabilities at fair value through profit or loss	141	298
Debt securities in issue	9,706	15,117
Other liabilities (lease liabilities)	174	187
Subordinated liabilities	3,609	1,711
Total non-derivative financial liabilities	19,068	29,422
Derivative financial instruments	207	72
The Group | 3-12 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,390	10,815
The Group | 3-12 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,272	10,744
The Group | 3-12 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	118	71
The Group | 3-12 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	89	1
The Group | 1-5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	19,438	17,142
Customer deposits	5,542	9,271
Financial liabilities at fair value through profit or loss	1,702	1,330
Debt securities in issue	33,338	41,816
Other liabilities (lease liabilities)	626	793
Subordinated liabilities	4,261	7,593
Total non-derivative financial liabilities	64,907	77,945
Derivative financial instruments	307	226
The Group | 1-5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	15,787	25,935
The Group | 1-5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	15,696	25,838
The Group | 1-5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	91	97
The Group | 1-5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	216	129
The Group | Over 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	498	317
Customer deposits	595	1,276
Financial liabilities at fair value through profit or loss	10,110	13,213
Debt securities in issue	11,594	28,696
Other liabilities (lease liabilities)	751	935
Subordinated liabilities	3,601	6,513
Total non-derivative financial liabilities	27,149	50,950
Derivative financial instruments	(159)	438
The Group | Over 5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	8,397	13,884
The Group | Over 5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	8,885	13,829
The Group | Over 5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(488)	55
The Group | Over 5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	329	383
The Bank
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	10,304	7,122
Customer deposits	264,473	239,762
Financial liabilities at fair value through profit or loss	7,907	7,697
Debt securities in issue	48,109	61,509
Subordinated liabilities	7,751	9,909	£ 9,528
Derivative financial instruments	11,072	14,211
The Bank | Undated subordinated liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Interest expense	16	21
The Bank | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	10,399	7,520
Customer deposits	264,462	244,678
Financial liabilities at fair value through profit or loss	11,992	14,894
Debt securities in issue	52,422	81,640
Other liabilities (lease liabilities)	903	1,104
Subordinated liabilities	9,654	12,912
Total non-derivative financial liabilities	349,832	362,748
Derivative financial instruments	5,072	12,311
The Bank | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	33,562	51,059
The Bank | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	32,737	49,564
The Bank | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	825	1,495
The Bank | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,247	10,816
The Bank | Up to 1 month | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	7,353	3,933
Customer deposits	254,667	227,825
Financial liabilities at fair value through profit or loss	40	30
Debt securities in issue	4,502	3,323
Other liabilities (lease liabilities)	1	1
Subordinated liabilities	9	173
Total non-derivative financial liabilities	266,572	235,285
Derivative financial instruments	4,361	11,238
The Bank | Up to 1 month | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,881	1,631
The Bank | Up to 1 month | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,405	932
The Bank | Up to 1 month | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	476	699
The Bank | Up to 1 month | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,885	10,539
The Bank | 1-3 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,562	2,302
Customer deposits	7,185	9,620
Financial liabilities at fair value through profit or loss	45	71
Debt securities in issue	4,200	4,341
Other liabilities (lease liabilities)	34	35
Subordinated liabilities	43	1,416
Total non-derivative financial liabilities	13,069	17,785
Derivative financial instruments	451	364
The Bank | 1-3 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,737	2,906
The Bank | 1-3 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	4,291	2,523
The Bank | 1-3 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	446	383
The Bank | 1-3 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	5	(19)
The Bank | 3-12 months | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	15	144
Customer deposits	1,334	4,727
Financial liabilities at fair value through profit or loss	141	298
Debt securities in issue	6,404	12,569
Other liabilities (lease liabilities)	97	109
Subordinated liabilities	3,069	1,572
Total non-derivative financial liabilities	11,060	19,419
Derivative financial instruments	100	62
The Bank | 3-12 months | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,433	10,228
The Bank | 3-12 months | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3,336	10,160
The Bank | 3-12 months | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	97	68
The Bank | 3-12 months | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	3	(6)
The Bank | 1-5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	1,108	824
Customer deposits	819	1,330
Financial liabilities at fair value through profit or loss	1,701	1,330
Debt securities in issue	27,908	34,779
Other liabilities (lease liabilities)	326	446
Subordinated liabilities	3,517	6,254
Total non-derivative financial liabilities	35,379	44,963
Derivative financial instruments	244	185
The Bank | 1-5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	15,174	24,164
The Bank | 1-5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	15,076	24,038
The Bank | 1-5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	98	126
The Bank | 1-5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	146	59
The Bank | Over 5 years | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	361	317
Customer deposits	457	1,176
Financial liabilities at fair value through profit or loss	10,065	13,165
Debt securities in issue	9,408	26,628
Other liabilities (lease liabilities)	445	513
Subordinated liabilities	3,016	3,497
Total non-derivative financial liabilities	23,752	45,296
Derivative financial instruments	(84)	462
The Bank | Over 5 years | Outflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	6,337	12,130
The Bank | Over 5 years | Inflows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	6,629	11,911
The Bank | Over 5 years | Net flows | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	(292)	219
The Bank | Over 5 years | Net settled derivative liabilities | Undiscounted future cash flow basis
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Derivative financial instruments	£ 208	£ 243